UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments

	Vanguard Market Neutral Fund
	Schedule of Investments
	March 31, 2015
			Market Value
		Shares	($000)
	Common Stocks - Long Positions
	(96.3%)
	Consumer Discretionary (16.6%)
* †	Skechers U.S.A. Inc. Class A	28,800	2,071
	Cooper Tire & Rubber Co.	48,100	2,061
* †	Madison Square Garden Co. Class A	22,800	1,930
†	Big Lots Inc.	39,400	1,892
†	Expedia Inc.	19,900	1,873
	Foot Locker Inc.	29,600	1,865
†	Cablevision Systems Corp. Class A	101,600	1,859
†	Jack in the Box Inc.	18,900	1,813
†	Best Buy Co. Inc.	47,900	1,810
* †	Murphy USA Inc.	24,800	1,795
* †	American Axle & Manufacturing Holdings Inc.	69,400	1,793
†	Outerwall Inc.	26,850	1,775
* †	Penn National Gaming Inc.	112,700	1,765
* †	O'Reilly Automotive Inc.	7,800	1,687
*	Lands' End Inc.	46,800	1,679
*	Iconix Brand Group Inc.	49,800	1,677
†	Dana Holding Corp.	79,180	1,675
†	Marriott Vacations Worldwide Corp.	20,500	1,662
*	Zumiez Inc.	40,300	1,622
	Cato Corp. Class A	40,500	1,604
* †	NVR Inc.	1,200	1,594
†	Royal Caribbean Cruises Ltd.	19,400	1,588
†	Home Depot Inc.	13,900	1,579
†	Brown Shoe Co. Inc.	47,600	1,561
†	Marriott International Inc. Class A	19,000	1,526
*	Universal Electronics Inc.	26,900	1,518
†	Domino's Pizza Inc.	15,050	1,513
	Whirlpool Corp.	6,800	1,374
†	Macy's Inc.	19,500	1,266
* †	Starz	34,700	1,194
*	BJ's Restaurants Inc.	22,900	1,155
*	News Corp. Class A	72,000	1,153
*	Diamond Resorts International Inc.	33,100	1,107
†	DeVry Education Group Inc.	31,200	1,041
* †	Vince Holding Corp.	54,500	1,011
	AMC Entertainment Holdings Inc.	26,000	923
†	Dillard's Inc. Class A	6,670	910
†	Buckle Inc.	16,800	858
†	Gap Inc.	18,900	819
†	TJX Cos. Inc.	11,100	778
†	Hanesbrands Inc.	20,800	697
	Walt Disney Co.	4,900	514

*	Burlington Stores Inc.	6,400	380
†	Columbia Sportswear Co.	5,700	347
			62,314
	Consumer Staples (4.3%)
*	SUPERVALU Inc.	172,200	2,003
†	Cal-Maine Foods Inc.	46,500	1,816
†	Sanderson Farms Inc.	22,700	1,808
	Archer-Daniels-Midland Co.	34,800	1,650
†	Pilgrim's Pride Corp.	66,200	1,495
†	Bunge Ltd.	18,100	1,491
†	Dr Pepper Snapple Group Inc.	18,900	1,483
* †	Rite Aid Corp.	145,900	1,268
	Fresh Del Monte Produce Inc.	26,000	1,012
*	USANA Health Sciences Inc.	8,300	922
*	Seaboard Corp.	213	880
*	Monster Beverage Corp.	2,000	277
			16,105
	Energy (3.4%)
†	Tesoro Corp.	21,300	1,944
*	FMSA Holdings Inc.	239,200	1,732
	Nabors Industries Ltd.	125,200	1,709
†	Valero Energy Corp.	24,700	1,571
*	Newfield Exploration Co.	44,367	1,557
†	Green Plains Inc.	43,800	1,251
* †	Kosmos Energy Ltd.	151,200	1,196
†	SM Energy Co.	15,800	817
	US Silica Holdings Inc.	19,100	680
*	Helix Energy Solutions Group Inc.	28,700	429
			12,886
	Financials (16.5%)
* †	Springleaf Holdings Inc.	40,500	2,097
* †	Credit Acceptance Corp.	10,360	2,020
* †	Western Alliance Bancorp	66,600	1,974
†	Associated Banc-Corp	103,500	1,925
†	Radian Group Inc.	112,600	1,891
†	International Bancshares Corp.	72,500	1,887
†	PartnerRe Ltd.	16,400	1,875
	Assured Guaranty Ltd.	70,600	1,863
* †	MGIC Investment Corp.	192,600	1,855
	Lazard Ltd. Class A	34,800	1,830
†	Validus Holdings Ltd.	42,900	1,806
†	Allied World Assurance Co. Holdings AG	44,500	1,798
†	Everest Re Group Ltd.	10,300	1,792
†	CIT Group Inc.	39,700	1,791
	Travelers Cos. Inc.	16,500	1,784
†	Nelnet Inc. Class A	37,700	1,784
	Axis Capital Holdings Ltd.	33,900	1,749
†	Voya Financial Inc.	40,300	1,737
†	Navient Corp.	81,700	1,661

†	Reinsurance Group of America Inc. Class A	17,700	1,650
†	KeyCorp	116,300	1,647
†	PrivateBancorp Inc.	45,900	1,614
†	Goldman Sachs Group Inc.	8,400	1,579
†	Aspen Insurance Holdings Ltd.	33,100	1,563
†	Ameriprise Financial Inc.	11,700	1,531
	JPMorgan Chase & Co.	24,600	1,490
†	AmTrust Financial Services Inc.	25,100	1,430
†	Capital One Financial Corp.	17,500	1,379
†	Talmer Bancorp Inc. Class A	88,300	1,352
	RenaissanceRe Holdings Ltd.	13,400	1,336
	Wells Fargo & Co.	23,200	1,262
	Great Western Bancorp Inc.	54,000	1,189
	National General Holdings Corp.	55,400	1,036
†	Huntington Bancshares Inc.	87,400	966
†	Washington Federal Inc.	40,600	885
	Comerica Inc.	17,500	790
*	World Acceptance Corp.	10,650	777
	PNC Financial Services Group Inc.	6,100	569
†	Montpelier Re Holdings Ltd.	14,270	549
	Banco Latinoamericano de Comercio Exterior
	SA	15,900	521
	Cathay General Bancorp	17,000	484
	Sterling Bancorp	35,400	475
	Symetra Financial Corp.	16,200	380
	FBL Financial Group Inc. Class A	5,700	353
			61,926
	Health Care (12.5%)
* †	Centene Corp.	30,600	2,163
* †	INC Research Holdings Inc. Class A	63,900	2,091
* †	ABIOMED Inc.	29,200	2,090
* †	Lannett Co. Inc.	30,300	2,052
* †	Merrimack Pharmaceuticals Inc.	170,900	2,030
†	AmerisourceBergen Corp. Class A	17,800	2,023
* †	Health Net Inc.	32,200	1,948
* †	PRA Health Sciences Inc.	65,800	1,898
*	Depomed Inc.	83,900	1,880
* †	Charles River Laboratories International Inc.	23,400	1,855
* †	Edwards Lifesciences Corp.	12,800	1,823
* †	Natus Medical Inc.	45,800	1,808
*	Alder Biopharmaceuticals Inc.	61,300	1,769
* †	HCA Holdings Inc.	23,455	1,764
* †	Quintiles Transnational Holdings Inc.	26,000	1,741
†	Omnicare Inc.	22,400	1,726
†	Anthem Inc.	11,000	1,699
* †	PAREXEL International Corp.	24,400	1,683
*	Surgical Care Affiliates Inc.	45,300	1,555
*	VCA Inc.	28,000	1,535
*	Medivation Inc.	11,300	1,458
*	Gilead Sciences Inc.	13,600	1,335

†	Eli Lilly & Co.	15,400	1,119
*	Greatbatch Inc.	18,800	1,088
†	Select Medical Holdings Corp.	71,200	1,056
	Ensign Group Inc.	20,800	975
	Cardinal Health Inc.	9,600	867
* †	Bruker Corp.	34,900	645
	Quality Systems Inc.	35,300	564
†	Chemed Corp.	4,600	549
*	Molina Healthcare Inc.	3,800	256
			47,045
	Industrials (14.8%)
*	Hawaiian Holdings Inc.	99,200	2,185
* †	JetBlue Airways Corp.	110,600	2,129
* †	Spirit AeroSystems Holdings Inc. Class A	38,800	2,026
†	Deluxe Corp.	27,600	1,912
	Korn/Ferry International	57,100	1,877
†	Huntington Ingalls Industries Inc.	13,283	1,862
	General Dynamics Corp.	13,500	1,832
†	Aircastle Ltd.	80,600	1,810
†	Greenbrier Cos. Inc.	31,200	1,810
	Insperity Inc.	34,600	1,809
†	Northrop Grumman Corp.	11,230	1,808
* †	United Rentals Inc.	19,800	1,805
†	Southwest Airlines Co.	40,200	1,781
*	United Continental Holdings Inc.	26,000	1,748
†	Pitney Bowes Inc.	74,700	1,742
†	Cintas Corp.	21,200	1,730
* †	TriNet Group Inc.	46,800	1,649
†	Alaska Air Group Inc.	24,820	1,643
†	Textron Inc.	35,800	1,587
†	Illinois Tool Works Inc.	15,800	1,535
	Boeing Co.	10,100	1,516
†	West Corp.	44,900	1,514
†	Lockheed Martin Corp.	6,700	1,360
	Robert Half International Inc.	22,400	1,356
* †	Meritor Inc.	106,300	1,340
†	Trinity Industries Inc.	37,740	1,340
†	Masco Corp.	49,000	1,308
	Harsco Corp.	69,100	1,193
*	GenCorp Inc.	46,000	1,067
	SPX Corp.	12,200	1,036
*	Spirit Airlines Inc.	12,800	990
†	ManpowerGroup Inc.	11,300	973
	ArcBest Corp.	22,800	864
†	UniFirst Corp.	6,800	800
	3M Co.	4,300	709
* †	Avis Budget Group Inc.	11,200	661
	Corporate Executive Board Co.	6,300	503
†	Union Pacific Corp.	4,300	466
	ESCO Technologies Inc.	9,900	386

			55,662
	Information Technology (17.1%)
†	MAXIMUS Inc.	29,400	1,963
*	Ambarella Inc.	25,900	1,961
* †	Electronic Arts Inc.	33,300	1,958
* †	Sykes Enterprises Inc.	77,900	1,936
* †	Qorvo Inc.	24,025	1,915
* †	ARRIS Group Inc.	65,200	1,884
†	CDW Corp.	49,800	1,854
	CSG Systems International Inc.	61,000	1,854
* †	Manhattan Associates Inc.	36,600	1,852
	Blackbaud Inc.	38,500	1,824
* †	Aspen Technology Inc.	47,100	1,813
* †	AVG Technologies NV	82,800	1,793
* †	OmniVision Technologies Inc.	67,000	1,767
†	Science Applications International Corp.	34,400	1,766
†	Booz Allen Hamilton Holding Corp. Class A	59,600	1,725
* †	CommScope Holding Co. Inc.	60,100	1,715
*	Sanmina Corp.	65,900	1,594
* †	Super Micro Computer Inc.	46,800	1,554
†	Computer Sciences Corp.	23,400	1,528
*	Unisys Corp.	64,800	1,504
	TeleTech Holdings Inc.	58,600	1,491
	Cypress Semiconductor Corp.	105,600	1,490
*	VASCO Data Security International Inc.	68,600	1,478
†	Broadridge Financial Solutions Inc.	26,800	1,474
* †	Blackhawk Network Holdings Inc.	40,000	1,431
* †	Take-Two Interactive Software Inc.	55,900	1,423
	DST Systems Inc.	12,800	1,417
*	MicroStrategy Inc. Class A	8,300	1,404
* †	Gartner Inc.	15,900	1,333
* †	Advanced Micro Devices Inc.	448,430	1,202
†	Western Digital Corp.	13,150	1,197
	Skyworks Solutions Inc.	11,800	1,160
	Lexmark International Inc. Class A	24,500	1,037
* †	Ciena Corp.	53,700	1,037
†	SYNNEX Corp.	13,406	1,036
†	Brocade Communications Systems Inc.	86,100	1,022
*	Benchmark Electronics Inc.	40,400	971
* †	Tech Data Corp.	16,600	959
*	Barracuda Networks Inc.	22,800	877
* †	Rambus Inc.	67,600	850
†	Avnet Inc.	17,600	783
*	Callidus Software Inc.	54,800	695
	Western Union Co.	28,800	599
* †	Anixter International Inc.	7,200	548
*	CACI International Inc. Class A	4,700	423
*	Ingram Micro Inc.	14,700	369
	Leidos Holdings Inc.	8,000	336
†	Accenture plc Class A	2,500	234

	Marvell Technology Group Ltd.	15,200	223
			64,259
	Materials (5.2%)
*	Chemtura Corp.	69,500	1,897
†	United States Steel Corp.	76,000	1,854
†	LyondellBasell Industries NV Class A	19,800	1,738
* †	Berry Plastics Group Inc.	43,800	1,585
* †	Century Aluminum Co.	111,400	1,537
†	Ball Corp.	21,000	1,484
* †	Stillwater Mining Co.	105,300	1,361
†	CF Industries Holdings Inc.	4,700	1,333
	Alcoa Inc.	99,400	1,284
†	Graphic Packaging Holding Co.	81,200	1,181
	Scotts Miracle-Gro Co. Class A	16,800	1,129
†	Westlake Chemical Corp.	14,560	1,048
	Avery Dennison Corp.	17,600	931
	Sherwin-Williams Co.	2,300	654
	Ashland Inc.	3,300	420
*	Ferro Corp.	20,400	256
			19,692
	Telecommunication Services (0.9%)
* †	Globalstar Inc.	609,100	2,028
	CenturyLink Inc.	23,700	819
* †	Level 3 Communications Inc.	11,100	598
			3,445
	Utilities (5.0%)
	WGL Holdings Inc.	35,200	1,985
	Public Service Enterprise Group Inc.	44,500	1,865
†	Vectren Corp.	41,900	1,850
*	Calpine Corp.	79,700	1,823
†	Entergy Corp.	22,600	1,751
†	American States Water Co.	43,800	1,747
	New Jersey Resources Corp.	53,200	1,652
	PG&E Corp.	31,000	1,645
†	Edison International	21,400	1,337
†	Pinnacle West Capital Corp.	15,900	1,014
	PPL Corp.	29,500	993
†	UGI Corp.	27,600	900
†	Portland General Electric Co.	12,100	449
			19,011

	Total Common Stocks - Long Positions
	(Cost $303,325)		362,345

	Common Stocks Sold Short (-95.8%)
	Consumer Discretionary (-17.0%)

*	Meritage Homes Corp.	(44,700)	(2,174)

	Signet Jewelers Ltd.	(15,300)	(2,123)

* AMC Networks Inc. Class A	(26,700)	(2,046)
Drew Industries Inc.	(32,600)	(2,006)
Men's Wearhouse Inc.	(38,000)	(1,984)
* LKQ Corp.	(76,600)	(1,958)
Lions Gate Entertainment Corp.	(56,700)	(1,923)
* Cabela's Inc.	(33,400)	(1,870)
Pier 1 Imports Inc.	(133,400)	(1,865)
* Amazon.com Inc.	(5,000)	(1,861)
* Standard Pacific Corp.	(206,100)	(1,855)
* Priceline Group Inc.	(1,580)	(1,839)
Yum! Brands Inc.	(23,200)	(1,826)
* Groupon Inc. Class A	(247,500)	(1,784)
* Shutterfly Inc.	(39,400)	(1,782)
* Loral Space & Communications Inc.	(25,800)	(1,766)
DR Horton Inc.	(61,300)	(1,746)
Tiffany & Co.	(19,400)	(1,707)
* Houghton Mifflin Harcourt Co.	(72,100)	(1,693)
* CarMax Inc.	(24,171)	(1,668)
Restaurant Brands International Inc.	(41,800)	(1,606)
Aaron's Inc.	(56,300)	(1,594)
Starbucks Corp.	(16,800)	(1,591)
Coach Inc.	(37,300)	(1,545)
* Tesla Motors Inc.	(8,100)	(1,529)
Sotheby's	(36,100)	(1,526)
Wynn Resorts Ltd.	(12,000)	(1,511)
* Charter Communications Inc. Class A	(7,300)	(1,410)
* Vitamin Shoppe Inc.	(34,000)	(1,400)
* Apollo Education Group Inc.	(66,400)	(1,256)

* Pep Boys-Manny Moe & Jack	(121,866)	(1,172)
Rent-A-Center Inc.	(41,500)	(1,139)
Mattel Inc.	(42,700)	(976)
* Liberty Broadband Corp.	(16,900)	(957)
* Liberty Broadband Corp. Class A	(16,900)	(955)
Churchill Downs Inc.	(8,200)	(943)
Harley-Davidson Inc.	(13,600)	(826)
* La Quinta Holdings Inc.	(33,500)	(793)
* Ascent Capital Group Inc. Class A	(17,600)	(701)
* Belmond Ltd. Class A	(44,400)	(545)
* Netflix Inc.	(1,300)	(542)
* TRI Pointe Homes Inc.	(33,500)	(517)
* Biglari Holdings Inc.	(1,000)	(414)
* Under Armour Inc. Class A	(4,400)	(355)
* Vista Outdoor Inc.	(6,900)	(295)
* Liberty Media Corp.	(4,600)	(176)
Remy International Inc.	(2,055)	(46)
		(63,796)
Consumer Staples (-3.9%)
* Diplomat Pharmacy Inc.	(63,800)	(2,206)
* Post Holdings Inc.	(37,900)	(1,775)
* United Natural Foods Inc.	(21,600)	(1,664)
* TreeHouse Foods Inc.	(18,900)	(1,607)
Flowers Foods Inc.	(64,955)	(1,477)
* Darling Ingredients Inc.	(101,200)	(1,418)
B&G Foods Inc.	(47,200)	(1,389)
Universal Corp.	(26,000)	(1,226)
Philip Morris International Inc.	(11,100)	(836)

Procter & Gamble Co.	(5,600)	(459)
Coca-Cola Co.	(9,500)	(385)
Whole Foods Market Inc.	(5,100)	(266)
		(14,708)
Energy (-3.1%)
* Rice Energy Inc.	(93,300)	(2,030)
* Gulfport Energy Corp.	(41,900)	(1,924)
* Cobalt International Energy Inc.	(189,000)	(1,778)
* Whiting Petroleum Corp.	(53,300)	(1,647)
Williams Cos. Inc.	(22,500)	(1,138)
Schlumberger Ltd.	(11,300)	(943)
CONSOL Energy Inc.	(26,400)	(736)
* RSP Permian Inc.	(28,100)	(708)
* Diamondback Energy Inc.	(9,000)	(692)
		(11,596)
Financials (-16.4%)
PacWest Bancorp	(41,100)	(1,927)
OM Asset Management plc	(102,499)	(1,911)
First Niagara Financial Group Inc.	(215,300)	(1,903)
* Markel Corp.	(2,450)	(1,884)
* SVB Financial Group	(14,700)	(1,868)
Kemper Corp.	(47,200)	(1,839)
Umpqua Holdings Corp.	(105,000)	(1,804)
MB Financial Inc.	(57,400)	(1,797)
* Texas Capital Bancshares Inc.	(36,900)	(1,795)
* SLM Corp.	(193,100)	(1,792)
Arthur J Gallagher & Co.	(38,300)	(1,791)
* Genworth Financial Inc. Class A	(242,700)	(1,774)
FNF Group	(47,800)	(1,757)

CNA Financial Corp.	(42,300)	(1,753)
Loews Corp.	(42,300)	(1,727)
Zions Bancorporation	(63,800)	(1,723)
Unum Group	(50,300)	(1,697)
Leucadia National Corp.	(75,900)	(1,692)
NorthStar Asset Management Group Inc.	(71,600)	(1,671)
* Ally Financial Inc.	(79,600)	(1,670)
Home BancShares Inc.	(48,100)	(1,630)
Union Bankshares Corp.	(72,600)	(1,612)
First Citizens BancShares Inc. Class A	(6,200)	(1,610)
Investors Bancorp Inc.	(132,400)	(1,552)
Interactive Brokers Group Inc.	(45,200)	(1,538)
Cincinnati Financial Corp.	(28,800)	(1,534)
White Mountains Insurance Group Ltd.	(2,100)	(1,437)
Old National Bancorp	(100,700)	(1,429)
American Equity Investment Life Holding Co.	(48,100)	(1,401)
* Hilltop Holdings Inc.	(67,100)	(1,304)
Old Republic International Corp.	(84,500)	(1,262)
M&T Bank Corp.	(9,800)	(1,245)
UMB Financial Corp.	(20,900)	(1,105)
Charles Schwab Corp.	(34,800)	(1,059)
McGraw Hill Financial Inc.	(9,300)	(962)
* FNFV Group	(66,100)	(932)
T. Rowe Price Group Inc.	(11,300)	(915)
* Popular Inc.	(17,600)	(605)
Boston Private Financial Holdings Inc.	(48,200)	(586)
Synovus Financial Corp.	(20,442)	(573)
Prudential Financial Inc.	(6,600)	(530)

* PHH Corp.	(21,100)	(510)
LegacyTexas Financial Group Inc.	(13,500)	(307)
Erie Indemnity Co. Class A	(3,500)	(305)
		(61,718)
Health Care (-11.7%)
* BioMarin Pharmaceutical Inc.	(16,400)	(2,044)
* Ultragenyx Pharmaceutical Inc.	(32,400)	(2,012)
* WellCare Health Plans Inc.	(21,900)	(2,003)
* Bluebird Bio Inc.	(16,300)	(1,969)
* Endologix Inc.	(113,400)	(1,936)
* Neurocrine Biosciences Inc.	(48,700)	(1,934)
Cooper Cos. Inc.	(10,300)	(1,930)
* Medidata Solutions Inc.	(38,800)	(1,903)
* Insulet Corp.	(54,500)	(1,818)
* Masimo Corp.	(55,000)	(1,814)
* Spectranetics Corp.	(51,700)	(1,797)
* Thoratec Corp.	(41,900)	(1,755)
* Cepheid	(30,300)	(1,724)
Perrigo Co. plc	(10,400)	(1,722)
* NxStage Medical Inc.	(98,600)	(1,706)
* Alkermes plc	(26,400)	(1,610)
* Fluidigm Corp.	(37,300)	(1,570)
* Alnylam Pharmaceuticals Inc.	(14,700)	(1,535)
Owens & Minor Inc.	(43,100)	(1,458)
Bio-Techne Corp.	(14,000)	(1,404)
* Puma Biotechnology Inc.	(5,900)	(1,393)
* Tenet Healthcare Corp.	(28,100)	(1,391)
* Novavax Inc.	(164,000)	(1,356)

* Allscripts Healthcare Solutions Inc.	(90,200)	(1,079)
* Varian Medical Systems Inc.	(10,300)	(969)
* HMS Holdings Corp.	(53,600)	(828)
Baxter International Inc.	(11,300)	(774)
* HeartWare International Inc.	(3,600)	(316)
* Cardiovascular Systems Inc.	(7,800)	(304)
		(44,054)
Industrials (-14.9%)
* Beacon Roofing Supply Inc.	(68,200)	(2,135)
Interface Inc. Class A	(98,000)	(2,037)
* Clean Harbors Inc.	(35,600)	(2,021)
* Wesco Aircraft Holdings Inc.	(127,300)	(1,950)
* DigitalGlobe Inc.	(56,600)	(1,928)
Babcock & Wilcox Co.	(59,800)	(1,919)
* Roadrunner Transportation Systems Inc.	(75,080)	(1,897)
EnPro Industries Inc.	(28,400)	(1,873)
Matthews International Corp. Class A	(36,000)	(1,854)
* Advisory Board Co.	(34,100)	(1,817)
* Colfax Corp.	(37,000)	(1,766)
* UTi Worldwide Inc.	(141,300)	(1,738)
* KLX Inc.	(45,000)	(1,734)
* Armstrong World Industries Inc.	(29,800)	(1,713)
* MasTec Inc.	(87,100)	(1,681)
* MRC Global Inc.	(140,900)	(1,670)
* WageWorks Inc.	(31,300)	(1,669)
* Nortek Inc.	(18,300)	(1,615)
Mobile Mini Inc.	(36,400)	(1,552)
Healthcare Services Group Inc.	(47,600)	(1,530)

* Stericycle Inc.	(9,400)	(1,320)
Heartland Express Inc.	(54,900)	(1,305)
* Jacobs Engineering Group Inc.	(28,500)	(1,287)
* Copart Inc.	(33,600)	(1,262)
JB Hunt Transport Services Inc.	(14,700)	(1,255)
Forward Air Corp.	(22,800)	(1,238)
Crane Co.	(19,400)	(1,211)
Nielsen NV	(26,500)	(1,181)
Raven Industries Inc.	(56,300)	(1,152)
* DXP Enterprises Inc.	(24,300)	(1,072)
Applied Industrial Technologies Inc.	(22,900)	(1,038)
US Ecology Inc.	(20,600)	(1,029)
* Chart Industries Inc.	(29,200)	(1,024)
* Hub Group Inc. Class A	(25,400)	(998)
Fastenal Co.	(21,700)	(899)
Precision Castparts Corp.	(3,900)	(819)
Franklin Electric Co. Inc.	(17,200)	(656)
* Proto Labs Inc.	(9,200)	(644)
Kennametal Inc.	(13,900)	(468)
		(55,957)
Information Technology (-17.3%)
Altera Corp.	(48,400)	(2,077)
* SunEdison Inc.	(86,500)	(2,076)
Analog Devices Inc.	(31,200)	(1,966)
* Finisar Corp.	(91,800)	(1,959)
Avago Technologies Ltd. Class A	(15,400)	(1,956)
* ServiceNow Inc.	(24,400)	(1,922)
* Twitter Inc.	(38,100)	(1,908)

* HomeAway Inc.	(62,800)	(1,895)
* Pandora Media Inc.	(114,700)	(1,859)
* Yahoo! Inc.	(41,800)	(1,857)
* Palo Alto Networks Inc.	(12,600)	(1,841)
* CoStar Group Inc.	(9,200)	(1,820)
* Zynga Inc. Class A	(634,400)	(1,808)
* Dealertrack Technologies Inc.	(45,900)	(1,768)
* Demandware Inc.	(28,600)	(1,742)
* Splunk Inc.	(28,700)	(1,699)
* Cornerstone OnDemand Inc.	(58,100)	(1,679)
* Trimble Navigation Ltd.	(66,400)	(1,673)
* CommVault Systems Inc.	(38,000)	(1,661)
* Alliance Data Systems Corp.	(5,500)	(1,629)
FEI Co.	(20,800)	(1,588)
* LinkedIn Corp. Class A	(6,200)	(1,549)
* Entegris Inc.	(111,500)	(1,526)
* salesforce.com inc	(21,780)	(1,455)
* Knowles Corp.	(73,400)	(1,414)
Equinix Inc.	(6,039)	(1,406)
* ViaSat Inc.	(22,600)	(1,347)
Solera Holdings Inc.	(25,000)	(1,292)
* Cognex Corp.	(26,000)	(1,289)
Corning Inc.	(56,100)	(1,272)
* Informatica Corp.	(25,500)	(1,118)
EMC Corp.	(43,500)	(1,112)
FLIR Systems Inc.	(31,400)	(982)
AVX Corp.	(66,700)	(952)
* SolarWinds Inc.	(18,100)	(927)

* Workday Inc. Class A	(10,700)	(903)
* Bottomline Technologies de Inc.	(32,100)	(879)
Motorola Solutions Inc.	(13,000)	(867)
* Nuance Communications Inc.	(58,900)	(845)
KLA-Tencor Corp.	(13,900)	(810)
Visa Inc. Class A	(11,600)	(759)
* FleetCor Technologies Inc.	(4,950)	(747)
* NCR Corp.	(24,800)	(732)
* RealPage Inc.	(33,700)	(679)
* WEX Inc.	(5,900)	(633)
Maxim Integrated Products Inc.	(15,300)	(533)
* Bankrate Inc.	(46,160)	(524)
j2 Global Inc.	(5,400)	(355)
		(65,290)
Materials (-4.9%)
Martin Marietta Materials Inc.	(13,500)	(1,887)
* WR Grace & Co.	(18,500)	(1,829)
* Louisiana-Pacific Corp.	(105,700)	(1,745)
HB Fuller Co.	(40,700)	(1,745)
Carpenter Technology Corp.	(44,800)	(1,742)
* Axalta Coating Systems Ltd.	(62,200)	(1,718)
FMC Corp.	(28,300)	(1,620)
Balchem Corp.	(23,500)	(1,302)
Royal Gold Inc.	(16,350)	(1,032)
SunCoke Energy Inc.	(63,800)	(953)
Mosaic Co.	(19,100)	(880)
Allegheny Technologies Inc.	(28,800)	(864)
Freeport-McMoRan Inc.	(31,200)	(591)

	Praxair Inc.	(4,300)	(519)
			(18,427)
	Telecommunication Services (-1.2%)
	Verizon Communications Inc.	(37,400)	(1,819)
*	SBA Communications Corp. Class A	(12,310)	(1,441)
*	United States Cellular Corp.	(39,000)	(1,393)
			(4,653)
	Utilities (-5.4%)
	TerraForm Power Inc. Class A	(56,000)	(2,045)
*	Dynegy Inc.	(65,000)	(2,043)
	Pattern Energy Group Inc. Class A	(66,700)	(1,889)
	Laclede Group Inc.	(36,400)	(1,864)
	ITC Holdings Corp.	(49,000)	(1,834)
	NRG Energy Inc.	(66,400)	(1,673)
	NiSource Inc.	(37,700)	(1,665)
	Dominion Resources Inc.	(23,100)	(1,637)
	South Jersey Industries Inc.	(29,800)	(1,618)
	ALLETE Inc.	(23,300)	(1,229)
	OGE Energy Corp.	(34,700)	(1,097)
	TECO Energy Inc.	(34,400)	(667)
	El Paso Electric Co.	(16,600)	(641)
	American Water Works Co. Inc.	(6,500)	(352)
			(20,254)
	Total Common Stocks Sold Short
	(Proceeds $330,606)		(360,453)
	Temporary Cash Investment (1.8%)
1	Vanguard Market Liquidity Fund, 0.128%
	(Cost $6,827)	6,826,748	6,827

	Other Assets and Liabilities -Net
†	(97.7%)	367,641

	Net Assets (100%)	376,360

* Non-income-producing security.
† Long security positions with a value of $205,052,000 and cash of $366,954,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2015, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2015, the cost of long security positions for tax purposes was $310,206,000. Net unrealized appreciation of long security positions for tax purposes was $58,966,000, consisting of unrealized gains of $67,765,000 on securities that had risen in value since their purchase and $8,799,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $29,847,000 consisting of unrealized gains of $13,343,000 on securities that had fallen in value since their sale and $43,190,000 in unrealized losses on securities that had risen in value since their sale.

D. Short Sales: Short Sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.